Earnings per Share - Computation of basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net (loss)	$ (3,922)	$ (2,907)	$ (22,268)	$ (13,290)
Weighted-average shares outstanding, basic and diluted
Basic - Class A Common Stock	11,966,928	514,946	6,257,476	5,292,384
Diluted - Class A and Class B Common Stock	11,966,928	514,946	6,257,476	5,292,384
Basic Net loss per share attributable to common stockholders	$ (0.33)	$ (5.65)	$ (3.56)	$ (2.51)
Diluted Net loss per share attributable to common stockholders	$ (0.33)	$ (5.65)	$ (3.56)	$ (2.51)